Note 11 - Deposits (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about deposits from banks [text block]
(thousands of Canadian dollars)
Maturity period	Demand/	Within	3 months to	1 year to	2 years to	Over	Accrued	2025	2024
	Floating	3 months	1 year	2 years	5 years	5 years	Interest	Total	Total

Total deposits	$851,362	$633,824	$1,733,111	$785,369	$787,895	$-	$69,302	$4,860,863	$4,144,673
Average effective interest rate	1.39%	3.70%	3.61%	3.88%	4.15%			3.31%	4.16%